Income Taxes (Details) - Schedule of statements of operations and other comprehensive loss	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statements of operations and other comprehensive loss [Abstract]
Tax provision at U.S. federal statutory rate	21.00%
Nondeductible expenses	0.11%
Fair value adjustments on earnout interests liability	(65.06%)
Fair value adjustments on derivative liability	(16.60%)
Fair value adjustments on convertible notes	12.66%
Transaction costs	(21.91%)
R&D credit	(3.18%)
State taxes, net of federal benefit	(20.33%)
Change in valuation allowance adjustment	92.00%
Other	1.32%
Effective tax rate	0.01%